Share Capital (Tables)	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Schedule of share capital composed of ordinary shares
	Number of ordinary shares December 31
	2022	2021
Issued (*)	8,074,217	2,893,125
Authorized	43,567,567	4,356,757